ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Components of Accounts Receivable, Net	Components of accounts receivable, net are as follows:

	December 31,
	2020	2019
Hotel	$106	$1,104
Other	1,027	1,258

Sub-total	1,133	2,362
Less: allowances for credit losses	(976)	(965)

	$157	$1,397

Movement in Allowances for Credit Losses
Movement in the allowances for credit losses are as follows:

	Year Ended December 31,
	2020	2019	2018
Balance at beginning of year	$965	$960	$588
Provision for credit losses	6	—	376
Effect of exchange rate	5	5	(4)

Balance at end of year	$976	$965	$960